Stockholders' Equity (Reserved) (Detail) - shares	Mar. 31, 2017	Dec. 31, 2016
Stockholders' Equity
Common stock reserved for issuance	4,234,858	3,637,116
Options to purchase common stock - issued
Stockholders' Equity
Common stock reserved for issuance	3,376,921	2,756,921
Options to purchase common stock - unissued
Stockholders' Equity
Common stock reserved for issuance	550,225	391,927
Inducement grants - issued
Stockholders' Equity
Common stock reserved for issuance	108,333	288,889
Employee stock purchase plan - unissued
Stockholders' Equity
Common stock reserved for issuance	180,845	180,845
Warrants to purchase common stock
Stockholders' Equity
Common stock reserved for issuance	18,534	18,534